RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on July 26, 2016; such supplement (accession number 0000088053-16-002311) is incorporated by reference into this Rule 497 Document.

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.

Deutsche Global Growth Fund

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

DEUTSCHE INSTITUTIONAL FUNDS

Deutsche EAFE Equity Index Fund

DEUTSCHE INTERNATIONAL FUND, INC.

Deutsche CROCI International Fund

Deutsche Global Equity Fund

Deutsche World Dividend Fund

DEUTSCHE SECURITIES TRUST

Deutsche Communications Fund

Deutsche CROCI Sector Opportunities Fund

Deutsche Gold & Precious Metals Fund

DEUTSCHE VARIABLE SERIES I

Deutsche CROCI International VIP

Deutsche Global Small Cap VIP

DEUTSCHE VARIABLE SERIES II

Deutsche Global Equity VIP

Deutsche Global Growth VIP